Trade Receivables Sold, Deferred Proceeds from Sales and Collections of Deferred Proceeds (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Sale of Receivables [Line Items]
Collections of deferred proceeds	¥ 20,608	¥ 132,636	¥ 153,550
U.S. Subsidiary
Sale of Receivables [Line Items]
Total trade receivables sold	355,872	476,855	414,147
Deferred proceeds	8,098	117,343	185,647
Collections of deferred proceeds	¥ 20,608	¥ 132,636	¥ 153,550